TAX CREDITS (Tables)	12 Months Ended
Dec. 31, 2020
TAX CREDITS
Schedule of current and non-current tax credits

	2020	2019
Current
ICMS (state VAT)	297,926	279,483
Social security financing	632,927	104,704
Financing of social integration program	171,724	26,198
IPI (federal VAT)	38,174	26,173
IVA (value-added tax)	24,500	41,958
Others	36,061	25,786
	1,201,312	504,302

Non-current
ICMS (state VAT)	64,163	51,615
Social security financing	441,111	331,435
Financing of social integration program and Others	158,771	82,499
	664,045	465,549
	1,865,357	969,851

Schedule of estimates of realization of non-current tax credits

	2020	2019
2021	-	190,773
2022	584,145	106,271
2023	22,433	83,371
2024	8,054	65,000
2025 on	49,413	20,134
	664,045	465,549